Schedule of Investments

March 31, 2023 (Unaudited)

Tactical Income Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)

Commercial Paper - 14.4%

American Honda Finance Co, 5.04%, due 4/6/2023		10,000,000	9,991,433

Total Commercial Paper	(Cost	$9,995,817)	9,991,433

Registered Investment Companies - 61.6%

U.S. Fixed Income - 51.5%
BBH Limited Duration Fund - Class I		478,100	4,795,345
Diamond Hill Short Duration Securitized Bond Fund - Class Y		221,402	2,098,890
Frost Total Return Bond Fund - Class I		182,524	1,721,197
ISHARES 3-7 YEAR TREASURY BOND ETF (4)		26,800	3,153,020
ISHARES 7-10 YEAR TREASURY BOND ETF (4)		34,746	3,444,024
iShares Core U.S. Aggregate Bond ETF (4)		213,513	10,068,206
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (4)		78,102	3,947,275
PGIM Short-Term Corporate Bond Fund - Class Q		92,727	956,941
SPDR Bloomberg High Yield Bond ETF (4)		37,833	3,511,659
Xtrackers USD High Yield Corporate Bond ETF (4)		60,679	2,108,595

			35,805,152

International Fixed Income - 10.1%
iShares JP Morgan USD Emerging Markets Bond ETF (4)		80,969	6,986,005

			6,986,005

Total Registered Investment Companies	(Cost	$43,341,296)	42,791,157

Money Market Registered Investment Companies - 24.1%

Federated Hermes Government Obligations Fund, 4.69%		3,400,000	3,400,000
Meeder Institutional Prime Money Market Fund, 4.88% (2)		13,309,924	13,309,924

Total Money Market Registered Investment Companies	(Cost	$16,707,109)	16,709,925

U.S. Government Obligations - 0.1%

Government National Mortgage Association, 6.50%, due 7/20/2038		63,067	67,774

Total U.S. Government Obligations	(Cost	$63,064)	67,774

Total Investments - 100.2%	(Cost	$70,107,286)	69,560,289

Liabilities less Other Assets - (0.2%)			(119,973)

Total Net Assets - 100.0%			69,440,316

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,417	16,579
Meeder Dynamic Allocation Fund - Retail Class		3,700	44,511
Meeder Muirfield Fund - Retail Class		2,070	17,409
Meeder Conservative Allocation Fund - Retail Class		411	8,701

Total Trustee Deferred Compensation	(Cost	$84,010)	87,200

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$59,501,082	$-
Level 2 - Other Significant Observable Inputs	10,059,207	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$69,560,289	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.

(3)	Assets of affiliates to the Tactical Income Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Exchange-traded fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.